Note 4 - Investment and Equity Securities (Tables)	12 Months Ended
Dec. 31, 2022
Notes Tables
Schedule of Available-for-Sale Securities Reconciliation [Table Text Block]
	December 31, 2022
		Gross	Gross
	Amortized	Unrealized	Unrealized	Fair
(Dollar amounts in thousands)	Cost	Gains	Losses	Value

Subordinated debt	$32,300	$3	$(2,139)	$30,164
Obligations of states and political subdivisions:
Taxable	500	-	-	500
Tax-exempt	151,896	49	(25,111)	126,834
Mortgage-backed securities in government-sponsored entities	8,302	-	(833)	7,469
Total	$192,998	$52	$(28,083)	$164,967
	December 31, 2021
		Gross	Gross
	Amortized	Unrealized	Unrealized	Fair
(Dollar amounts in thousands)	Cost	Gains	Losses	Value

Subordinated debt	$32,300	$356	$(119)	$32,537
Obligations of states and political subdivisions:
Taxable	500	2	-	502
Tax-exempt	122,877	4,307	(341)	126,843
Mortgage-backed securities in government-sponsored entities	10,140	257	(80)	10,317
Total	$165,817	$4,922	$(540)	$170,199

Investments Classified by Contractual Maturity Date [Table Text Block]
	Amortized	Fair
(Dollar amounts in thousands)	Cost	Value

Due in one year or less	$1,125	$1,126
Due after one year through five years	3,004	2,904
Due after five years through ten years	45,363	42,881
Due after ten years	143,506	118,056

Total	$192,998	$164,967

Schedule of Unrealized Loss on Investments [Table Text Block]
	December 31, 2022
	Less than Twelve Months		Twelve Months or Greater		Total
		Gross		Gross		Gross
	Fair	Unrealized	Fair	Unrealized	Fair	Unrealized
(Dollar amounts in thousands)	Value	Losses	Value	Losses	Value	Losses

Subordinated debt	$12,638	$(1,129)	$8,790	$(1,010)	$21,428	$(2,139)
Obligations of states and political subdivisions
Tax-exempt	75,343	(10,488)	41,138	(14,623)	116,481	(25,111)
Mortgage-backed securities in government-sponsored entities	6,153	(480)	1,316	(353)	7,469	(833)
Total	$94,134	$(12,097)	$51,244	$(15,986)	$145,378	$(28,083)
	December 31, 2021
	Less than Twelve Months		Twelve Months or Greater		Total
		Gross		Gross		Gross
	Fair	Unrealized	Fair	Unrealized	Fair	Unrealized
(Dollar amounts in thousands)	Value	Losses	Value	Losses	Value	Losses

Subordinated debt	$9,150	$(100)	$731	$(19)	$9,881	$(119)
Obligations of states and political subdivisions
Tax-exempt	24,273	(341)	-	-	24,273	(341)
Mortgage-backed securities in government-sponsored entities	-	-	1,980	(80)	1,980	(80)
Total	$33,423	$(441)	$2,711	$(99)	$36,134	$(540)